Business segment information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Long-lived assets, net	$ 235,482	$ 258,904
Ireland
Segment Reporting Information [Line Items]
Long-lived assets, net	113,132	118,361
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets, net	29,724	36,723
U.S.
Segment Reporting Information [Line Items]
Long-lived assets, net	60,676	65,152
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets, net	$ 31,950	$ 38,668